Financial assets and liabilities analysis per instrument class and strategy (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Financial assets and liabilities analysis per instrument class and strategy
Total financial assets	$ 77,261	$ 83,240	$ 84,725
Total non-financial assets	213,794	202,247	198,929
TOTAL ASSETS	291,055	285,487	283,654
Fair value, financial assets	77,261	83,240	84,725
Total financial liabilities	(121,260)	(114,395)	(111,786)
Total non-financial liabilities	(169,795)	(171,092)	(171,868)
TOTAL LIABILITIES	(291,055)	(285,487)	(283,654)
Fair value, financial liabilities	(121,706)	(114,755)	(112,648)
Non-current financial debt
Financial assets and liabilities analysis per instrument class and strategy
Total financial liabilities	(48,995)	(43,533)	(40,478)
Fair value, financial liabilities	(49,447)	(43,905)	(41,329)
Accounts payable
Financial assets and liabilities analysis per instrument class and strategy
Total financial liabilities	(38,065)	(39,932)	(41,335)
Fair value, financial liabilities	(38,065)	(39,932)	(41,335)
Impact of offsetting on accounts payable	6,930	5,718	5,897
Other operating liabilities
Financial assets and liabilities analysis per instrument class and strategy
Total financial liabilities	(21,774)	(20,242)	(19,937)
Fair value, financial liabilities	(21,774)	(20,242)	(19,937)
Current borrowings
Financial assets and liabilities analysis per instrument class and strategy
Total financial liabilities	(12,038)	(10,024)	(9,590)
Fair value, financial liabilities	(12,032)	(10,012)	(9,601)
Other current financial liabilities
Financial assets and liabilities analysis per instrument class and strategy
Total financial liabilities	(388)	(664)	(446)
Fair value, financial liabilities	(388)	(664)	(446)
Loans to equity affiliates
Financial assets and liabilities analysis per instrument class and strategy
Total financial assets	7,425	6,533	4,562
Fair value, financial assets	7,425	6,533	4,562
Other investments
Financial assets and liabilities analysis per instrument class and strategy
Total financial assets	1,914	1,665	1,543
Fair value, financial assets	1,914	1,665	1,543
Non-current financial assets
Financial assets and liabilities analysis per instrument class and strategy
Total financial assets	3,270	2,305	2,395
Fair value, financial assets	3,270	2,305	2,395
Other non-current assets
Financial assets and liabilities analysis per instrument class and strategy
Total financial assets	2,627	3,852	3,983
Fair value, financial assets	2,627	3,852	3,983
Accounts receivable
Financial assets and liabilities analysis per instrument class and strategy
Total financial assets	18,559	19,281	23,442
Fair value, financial assets	18,559	19,281	23,442
Impact of offsetting on accounts receivable	6,930	5,718	5,897
Other operating receivables
Financial assets and liabilities analysis per instrument class and strategy
Total financial assets	13,932	16,846	14,952
Fair value, financial assets	13,932	16,846	14,952
Current financial assets
Financial assets and liabilities analysis per instrument class and strategy
Total financial assets	3,332	6,914	6,585
Fair value, financial assets	3,332	6,914	6,585
Cash and cash equivalents
Financial assets and liabilities analysis per instrument class and strategy
Total financial assets	26,202	25,844	27,263
Fair value, financial assets	26,202	25,844	27,263
Amortised cost
Financial assets and liabilities analysis per instrument class and strategy
Total financial liabilities	(115,257)	(103,457)	(101,252)
Amortised cost | Non-current financial debt
Financial assets and liabilities analysis per instrument class and strategy
Total financial liabilities	(47,775)	(40,939)	(38,040)
Amortised cost | Accounts payable
Financial assets and liabilities analysis per instrument class and strategy
Total financial liabilities	(38,065)	(39,932)	(41,335)
Amortised cost | Other operating liabilities
Financial assets and liabilities analysis per instrument class and strategy
Total financial liabilities	(17,379)	(12,562)	(12,287)
Amortised cost | Current borrowings
Financial assets and liabilities analysis per instrument class and strategy
Total financial liabilities	(12,038)	(10,024)	(9,590)
Fair value through P&L - liabilities
Financial assets and liabilities analysis per instrument class and strategy
Total financial liabilities	(4,785)	(8,185)	(7,991)
Fair value through P&L - liabilities | Non-current financial debt
Financial assets and liabilities analysis per instrument class and strategy
Total financial liabilities	(258)	(281)	(240)
Fair value through P&L - liabilities | Other operating liabilities
Financial assets and liabilities analysis per instrument class and strategy
Total financial liabilities	(4,357)	(7,665)	(7,573)
Fair value through P&L - liabilities | Other current financial liabilities
Financial assets and liabilities analysis per instrument class and strategy
Total financial liabilities	(170)	(239)	(178)
Other comprehensive income - liabilities
Financial assets and liabilities analysis per instrument class and strategy
Total financial liabilities	(38)	(15)	(77)
Other comprehensive income - liabilities | Other operating liabilities
Financial assets and liabilities analysis per instrument class and strategy
Total financial liabilities	(38)	(15)	(77)
Fair value of bonds hedging instruments
Financial assets and liabilities analysis per instrument class and strategy
Total financial liabilities	(1,180)	(2,738)	(2,466)
Fair value of bonds hedging instruments | Non-current financial debt
Financial assets and liabilities analysis per instrument class and strategy
Total financial liabilities	(962)	(2,313)	(2,198)
Fair value of bonds hedging instruments | Other current financial liabilities
Financial assets and liabilities analysis per instrument class and strategy
Total financial liabilities	(218)	(425)	(268)
Amortized cost
Financial assets and liabilities analysis per instrument class and strategy
Total financial assets	65,519	69,475	73,100
Amortized cost | Loans to equity affiliates
Financial assets and liabilities analysis per instrument class and strategy
Total financial assets	6,255	6,240	4,260
Amortized cost | Non-current financial assets
Financial assets and liabilities analysis per instrument class and strategy
Total financial assets	1,279	1,278	1,166
Amortized cost | Other non-current assets
Financial assets and liabilities analysis per instrument class and strategy
Total financial assets	2,627	3,852	3,983
Amortized cost | Accounts receivable
Financial assets and liabilities analysis per instrument class and strategy
Total financial assets	18,559	19,281	23,442
Amortized cost | Other operating receivables
Financial assets and liabilities analysis per instrument class and strategy
Total financial assets	8,222	7,774	7,940
Amortized cost | Current financial assets
Financial assets and liabilities analysis per instrument class and strategy
Total financial assets	2,375	5,206	5,046
Amortized cost | Cash and cash equivalents
Financial assets and liabilities analysis per instrument class and strategy
Total financial assets	26,202	25,844	27,263
Fair value through P&L - assets
Financial assets and liabilities analysis per instrument class and strategy
Total financial assets	10,012	12,507	10,127
Fair value through P&L - assets | Loans to equity affiliates
Financial assets and liabilities analysis per instrument class and strategy
Total financial assets	1,170	293	302
Fair value through P&L - assets | Other investments
Financial assets and liabilities analysis per instrument class and strategy
Total financial assets	1,320	1,154	1,188
Fair value through P&L - assets | Non-current financial assets
Financial assets and liabilities analysis per instrument class and strategy
Total financial assets	1,008	348	414
Fair value through P&L - assets | Other operating receivables
Financial assets and liabilities analysis per instrument class and strategy
Total financial assets	5,638	9,033	6,775
Fair value through P&L - assets | Current financial assets
Financial assets and liabilities analysis per instrument class and strategy
Total financial assets	876	1,679	1,448
Other comprehensive income
Financial assets and liabilities analysis per instrument class and strategy
Total financial assets	837	683	734
Other comprehensive income | Other investments
Financial assets and liabilities analysis per instrument class and strategy
Total financial assets	594	511	355
Other comprehensive income | Non-current financial assets
Financial assets and liabilities analysis per instrument class and strategy
Total financial assets	171	133	142
Other comprehensive income | Other operating receivables
Financial assets and liabilities analysis per instrument class and strategy
Total financial assets	72	39	237
Fair value of bonds hedging instruments
Financial assets and liabilities analysis per instrument class and strategy
Total financial assets	893	575	764
Fair value of bonds hedging instruments | Non-current financial assets
Financial assets and liabilities analysis per instrument class and strategy
Total financial assets	812	546	673
Fair value of bonds hedging instruments | Current financial assets
Financial assets and liabilities analysis per instrument class and strategy
Total financial assets	$ 81	$ 29	$ 91